Purchased Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Gross carrying amount	$ 939	$ 939
Accumulated amortization	(411)	(391)
Net carrying amount	528	548
Aggregate weighted-average amortization period	40 years
Aggregate amortization expense	20	19	20
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2014	20
2015	20
2016	20
2017	20
2018	$ 20